Note 25 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about income tax [text block]
For the Year Ended December 31,	2019	2018	2017

Net loss, continuing operations	$(11,727,372)	$(8,422,117)	$(7,908,851)
Net income (loss), discontinued operations	5,481,757	(8,198,602)	(5,186,886)
Net loss before taxes	$(6,245,615)	$(16,620,719)	$(13,095,737)

Expected current income tax recovery	1,655,088	4,404,491	3,470,370
Deferred tax recovery (2)	292,740	297,940	297,940
	1,947,828	4,702,431	3,768,310
For the Year Ended December 31,	2019	2018	2017

Adjustments to income tax recovery:

Amounts not deductible for tax purposes	$(1,212,900)	$(1,065,900)	$(841,000)
Other non-deductible items	(173,000)	(509,900)	(463,000)
Deductible share and debt issuance costs	216,000	77,000	94,000
Non-taxable gain	2,307,000	-	-
Impact of US statutory income tax rate change (1)	-	-	(9,472,000)
Foreign tax differential	591,000	(592,000)	(69,000)
Non-recognizable permanent capital loss	(1,175,000)	-	-
Unusable foreign tax recoveries (3)	(7,040,081)	-	-
Unrecognized tax recovered (losses)	4,831,893	(2,313,691)	7,280,630
Income tax recovery recognized (2)	$292,740	$297,940	$297,940

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	2019	2018	2017
Resource assets	$1,024,271	$1,024,271	$1,024,271
Gross unamortized share issue costs	385,000	669,000	705,351
Canadian non-capital losses	16,545,000	12,431,000	11,100,672
Canadian capital losses	4,432,500	-	-
US non-capital losses	75,060,000	71,594,000	67,654,438
Singapore non-capital losses	378,000	46,894,000	43,671,200
	97,824,771	132,612,271	124,155,932
Unrecognized deferred tax assets	(97,824,771)	(132,612,271)	(124,155,932)
Deferred income tax assets recognized	$-	$-	$-